Note 15 - Earnings Per Share - Summary of Stock Options and Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Average price of common stock (in dollars per share)	$ 5.37	$ 4.06
Weighted Average [Member]
Weighted average stock options (in shares)	1,060,717	600,796
Weighted average price of stock options (in dollars per share)	$ 19.38	$ 4.81
Weighted average warrants (in shares)	2,084,994	1,010,337
Weighted average price of warrants (in dollars per share)	$ 2.5	$ 2.47